Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 93.49%
Austria – 1.78%
332,751	Erste Group Bank AG	$13,478,057
Belgium – 1.49%
174,685	Anheuser-Busch InBev SA/NV	11,275,585
Brazil – 4.06%
2,629,200	Ambev SA(a)	7,389,135
929,953	Embraer SA Sponsored – ADR(a)	17,157,633
566,700	Telefonica Brasil SA	6,224,945
		30,771,713
China – 2.52%
1,985,500	Alibaba Group Holding Ltd.	19,125,414
France – 16.46%
182,216	BNP Paribas SA	12,654,119
816,200	Carrefour SA	14,948,416
112,447	Danone SA	7,295,400
607,589	Engie SA	10,703,470
25,118	Kering SA	11,124,727
1,137,280	Orange SA	12,962,319
148,640	Publicis Groupe SA	13,810,419
105,304	Renault SA	4,306,926
192,264	Sanofi SA	19,105,805
104,961	Societe BIC SA	7,289,171
154,074	TotalEnergies SE	10,476,882
		124,677,654
Germany – 8.01%
363,589	Fresenius & Co. KGaA	11,269,640
193,109	Heidelberg Materials AG	17,261,662
206,497	Henkel AG & Co. KGaA	14,815,878
112,328	SAP SE	17,289,706
		60,636,886
Hong Kong – 0.62%
11,842,000	First Pacific Co. Ltd.	4,718,778
Ireland – 1.13%
35,339	Willis Towers Watson Plc	8,523,767
Italy – 5.23%
317,275	Buzzi SpA	9,649,806
Shares		Value
633,272	Eni SpA	$10,741,178
4,928,692	Intesa Sanpaolo SpA	14,423,302
14,351,304	Telecom Italia SpA(a)	4,806,903
		39,621,189
Japan – 12.57%
1,115,900	Astellas Pharma, Inc.	13,271,701
778,300	Honda Motor Co. Ltd.	8,028,334
182,900	Makita Corp.	5,030,733
1,320,500	Mitsubishi UFJ Financial Group, Inc.	11,332,711
252,299	MS&AD Insurance Group Holdings, Inc.	9,920,103
1,454,200	Nissan Motor Co. Ltd.	5,685,813
148,100	SoftBank Group Corp.	6,536,907
541,600	Sumitomo Mitsui Trust Holdings, Inc.	10,372,659
873,083	Takeda Pharmaceutical Co. Ltd.	25,038,316
		95,217,277
Mexico – 2.72%
1,238,410	Cemex SAB de CV Sponsored – ADR(a)	9,597,677
6,132,436	Fibra Uno Administracion SA de CV	11,039,902
		20,637,579
Netherlands – 5.08%
953,498	Aegon Ltd.	5,543,684
228,851	Heineken Holding NV	19,377,759
578,029	Koninklijke Philips NV	13,527,167
		38,448,610
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(b)	—
South Korea – 4.61%
170,450	Hana Financial Group, Inc.	5,717,675
46,655	Hyundai Mobis Co. Ltd.	8,547,804

The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

Shares		Value
126,808	KT&G Corp.	$8,542,824
199,334	Samsung Electronics Co. Ltd.	12,098,944
		34,907,247
Switzerland – 7.09%
84,938	Cie Financiere Richemont SA – Class A Registered	11,731,987
96,188	Novartis AG Registered	9,715,997
7,948	Swatch Group AG Bearer	2,162,572
209,926	Swatch Group AG Registered	11,006,244
614,461	UBS Group AG Registered	19,086,133
		53,702,933
Taiwan – 2.03%
801,000	Taiwan Semiconductor Manufacturing Co. Ltd.	15,356,413
United Kingdom – 18.09%
3,984,558	Barclays Plc	7,802,035
873,217	GSK Plc	16,127,625
311,238	Imperial Brands Plc	7,167,126
3,128,845	J Sainsbury Plc	12,063,024
Shares		Value
2,950,046	Kingfisher Plc	$9,140,379
1,631,459	Marks & Spencer Group Plc	5,653,998
5,946,417	Rolls-Royce Holdings Plc(a)	22,681,839
321,318	Shell Plc	10,518,053
689,410	Smith & Nephew Plc	9,470,475
3,478,030	Tesco Plc	12,885,152
186,427	Unilever Plc	9,035,644
1,511,359	WPP Plc	14,436,335
		136,981,685
TOTAL COMMON STOCKS (Cost $637,841,934)		$708,080,787
PREFERRED STOCKS – 4.01%
Brazil – 2.05%
2,032,000	Petroleo Brasileiro SA, 2.710%(c)	$15,503,776
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(b),(c)	—
Spain – 1.96%
1,273,703	Grifols SA – Class B(a)	14,835,408
TOTAL PREFERRED STOCKS (Cost $36,761,141)		$30,339,184

	Shares	Value
SHORT-TERM INVESTMENTS – 2.10%
Money Market Funds — 2.10%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.22%(d)	15,935,142	$15,935,142
TOTAL SHORT-TERM INVESTMENTS (Cost $15,935,142)		$15,935,142
Total Investments (Cost $690,538,217) – 99.60%		$754,355,113
Other Assets in Excess of Liabilities – 0.40%		3,033,628
TOTAL NET ASSETS – 100.00%		$757,388,741

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2023

COMMON STOCKS
Aerospace & Defense	5.25%
Automobile Components	1.13%
Automobiles	2.38%
Banks	10.00%
Beverages	5.03%
Broadline Retail	2.52%
Capital Markets	2.52%
Commercial Services & Supplies	0.96%
Construction Materials	4.81%
Consumer Staples Distribution & Retail	6.02%
Diversified Real Estate Investment Trusts	1.46%
Diversified Telecommunication Services	3.17%
Food Products	1.58%
Health Care Equipment & Supplies	3.04%
Health Care Providers & Services	1.49%
Household Products	1.96%
Insurance	3.17%
Machinery	0.66%
Media	3.74%
Multi-Utilities	1.41%
Oil, Gas & Consumable Fuels	4.19%
Personal Care Products	1.19%
Pharmaceuticals	10.99%
Semiconductors & Semiconductor Equipment	2.03%
Software	2.28%
Specialty Retail	1.21%
Technology Hardware, Storage & Peripherals	1.60%
Textiles, Apparel & Luxury Goods	4.76%
Tobacco	2.08%
Wireless Telecommunication Services	0.86%
TOTAL COMMON STOCKS	93.49%
PREFERRED STOCKS
Biotechnology	1.96%
Oil, Gas & Consumable Fuels	2.05%
TOTAL PREFERRED STOCKS	4.01%
SHORT-TERM INVESTMENTS	2.10%
TOTAL INVESTMENTS	99.60%
Other Assets in Excess of Liabilities	0.40%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 97.77%
Austria – 2.42%
26,936	Erste Group Bank AG	$1,091,041
Brazil – 3.29%
199,100	Ambev SA(a)	559,553
144,220	Embraer SA(a)	659,508
14,490	Embraer SA Sponsored – ADR(a)	267,341
		1,486,402
China – 3.48%
77,600	Alibaba Group Holding Ltd.	747,485
91,398	Gree Electric Appliances, Inc. of Zhuhai – Class A	412,948
529,000	Topsports International Holdings Ltd.	412,518
		1,572,951
France – 9.29%
24,356	Carrefour SA	446,071
1,383	Kering SA	612,529
10,598	Publicis Groupe SA	984,680
10,898	Sanofi SA	1,082,964
15,711	TotalEnergies SE	1,068,333
		4,194,577
Germany – 3.57%
10,785	Heidelberg Materials AG	964,052
4,221	SAP SE	649,703
		1,613,755
Ireland – 1.31%
8,586	CRH Plc	590,882
Malaysia – 1.14%
509,900	Genting Berhad	512,496
Mexico – 1.49%
373,003	Fibra Uno Administracion SA de CV	671,498
Netherlands – 1.31%
5,820	Heineken NV	591,309
Singapore – 1.32%
23,600	DBS Group Holdings Ltd.	596,816
South Korea – 4.16%
1,761	Hyundai Mobis Co. Ltd.	322,638
2,384	Hyundai Motor Co.	375,015
Shares		Value
3,729	KT&G Corp.	$251,216
15,353	Samsung Electronics Co. Ltd.	931,879
		1,880,748
Switzerland – 3.00%
43,642	UBS Group AG Registered	1,355,590
Taiwan – 1.27%
30,000	Taiwan Semiconductor Manufacturing Co. Ltd.	575,146
Thailand – 0.93%
106,600	Kasikornbank PCL – Class F	421,622
United Kingdom – 15.73%
120,862	BP Plc	716,479
58,280	GSK Plc	1,076,385
42,039	Imperial Brands Plc	968,066
128,757	Kingfisher Plc	398,939
130,788	NatWest Group Plc	364,298
347,022	Rolls-Royce Holdings Plc(a)	1,323,670
16,798	Shell Plc – ADR	1,105,308
43,307	Smith & Nephew Plc	594,911
58,067	WPP Plc	554,650
		7,102,706
United States – 44.06%
3,806	Alphabet, Inc. - Class A(a)	531,660
7,548	Amdocs Ltd.	663,394
9,741	American International Group, Inc.	659,953
2,841	Applied Materials, Inc.	460,441
28,333	Bank of America Corp.	953,972
10,069	Bank of New York Mellon Corp.	524,091
7,166	Cardinal Health, Inc.	722,333
2,421	Cigna Corp.	724,968
15,981	Citigroup, Inc.	822,063
6,255	Cognizant Technology Solutions Corp. – Class A	472,440
19,987	Comcast Corp. – Class A	876,430
12,224	Corteva, Inc.	585,774
8,640	CVS Health Corp.	682,214
4,083	Emerson Electric Co.	397,398
2,837	FedEx Corp.	717,676
6,035	Fiserv, Inc.(a)	801,689
9,631	Fortrea Holdings, Inc.(a)	336,122

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

Shares		Value
14,465	Halliburton Co.	$522,910
1,667	HCA Healthcare, Inc.	451,224
2,752	JPMorgan Chase & Co.	468,115
1,926	Laboratory Corp. of America Holdings	437,761
2,170	McKesson Corp.	1,004,667
6,310	Merck & Co., Inc.	687,916
8,047	Micron Technology, Inc.	686,731
4,789	Mohawk Industries, Inc.(a)	495,661
11,505	OneMain Holdings, Inc.	566,046
29,367	Pfizer, Inc.	845,476
4,441	PNC Financial Services Group, Inc.	687,689
4,426	State Street Corp.	342,838
6,541	Textron, Inc.	526,027
25,214	Wells Fargo & Co.	1,241,033
		19,896,712
TOTAL COMMON STOCKS (Cost $33,022,961)		$44,154,251
Shares		Value
PREFERRED STOCKS – 1.19%
South Korea – 0.06%
597	Samsung Electronics Co. Ltd., 2.496%(b)	$28,767
Spain – 1.13%
44,265	Grifols SA – ADR(a)	511,704
TOTAL PREFERRED STOCKS (Cost $657,162)		$540,471

	Shares	Value
SHORT-TERM INVESTMENTS – 1.01%
Money Market Funds — 1.01%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.22%(c)	455,822	$455,822
TOTAL SHORT-TERM INVESTMENTS (Cost $455,822)		$455,822
Total Investments (Cost $34,135,945) – 99.97%		$45,150,544
Other Assets in Excess of Liabilities – 0.03%		11,808
TOTAL NET ASSETS – 100.00%		$45,162,352

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of December 31, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2023

COMMON STOCKS
Aerospace & Defense	6.14%
Air Freight & Logistics	1.59%
Automobile Components	0.71%
Automobiles	0.83%
Banks	14.72%
Beverages	2.55%
Broadline Retail	1.66%
Capital Markets	4.92%
Chemicals	1.30%
Construction Materials	3.44%
Consumer Finance	1.25%
Consumer Staples Distribution & Retail	0.99%
Diversified Real Estate Investment Trusts	1.49%
Electrical Equipment	0.88%
Energy Equipment & Services	1.16%
Financial Services	1.78%
Health Care Equipment & Supplies	1.32%
Health Care Providers & Services	8.91%
Hotels, Restaurants & Leisure	1.14%
Household Durables	2.01%
Insurance	1.46%
Interactive Media & Services	1.18%
IT Services	2.52%
Life Sciences Tools & Services	0.74%
Media	5.35%
Oil, Gas & Consumable Fuels	6.40%
Pharmaceuticals	8.17%
Semiconductors & Semiconductor Equipment	3.81%
Software	1.44%
Specialty Retail	1.79%
Technology Hardware, Storage & Peripherals	2.06%
Textiles, Apparel & Luxury Goods	1.36%
Tobacco	2.70%
TOTAL COMMON STOCKS	97.77%
PREFERRED STOCKS
Biotechnology	1.13%
Technology Hardware, Storage & Peripherals	0.06%
TOTAL PREFERRED STOCKS	1.19%
SHORT-TERM INVESTMENTS	1.01%
TOTAL INVESTMENTS	99.97%
Other Assets in Excess of Liabilities	0.03%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2023 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 96.57%
Austria – 2.91%
515,661	Erste Group Bank AG	$20,886,815
Brazil – 11.89%
1,296,954	Embraer SA Sponsored – ADR(a)	23,928,801
832,200	Engie Brasil Energia SA	7,764,095
2,492,133	Neoenergia SA	10,945,096
4,756,100	Sendas Distribuidora SA	13,176,675
714,800	Suzano SA(a)	8,140,024
318,600	Telefonica Brasil SA	3,499,678
4,865,900	TIM SA	17,919,442
		85,373,811
Chile – 1.07%
2,102,284	Empresa Nacional de Telecomunicaciones SA	7,690,072
China – 23.39%
2,649,700	Alibaba Group Holding Ltd.	25,523,348
11,757,395	China Education Group Holdings Ltd.	7,378,095
14,764,000	Chinasoft International Ltd.(a)	11,332,623
499,192	Contemporary Amperex Technology Co. Ltd. – Class A	11,437,737
2,444,000	Galaxy Entertainment Group Ltd.	13,688,520
2,239,076	Gree Electric Appliances, Inc. of Zhuhai – Class A	10,116,425
3,535,286	LONGi Green Energy Technology Co. Ltd. – Class A	11,360,085
1,722,146	Midea Group Co. Ltd. – Class A	13,207,104
2,629,500	Ping An Insurance Group Co. of China Ltd. – Class H	11,904,534
5,203,000	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	7,612,167
Shares		Value
15,331,000	Topsports International Holdings Ltd.	$11,955,224
8,748,000	TravelSky Technology Ltd. – Class H	15,126,391
7,430,200	Wynn Macau Ltd.(a)	6,119,925
526,626	ZTO Express Cayman, Inc. Sponsored – ADR	11,206,601
		167,968,779
Hong Kong – 2.27%
1,266,400	AIA Group Ltd.	11,021,330
1,971,200	Luk Fook Holdings International Ltd.	5,292,106
		16,313,436
India – 8.28%
1,046,548	HDFC Bank Ltd.	21,429,140
6,163,146	Indus Towers Ltd.(a)	14,730,335
636,071	IndusInd Bank Ltd.	12,209,517
2,975,129	NTPC Ltd.	11,115,202
		59,484,194
Indonesia – 3.83%
32,973,711	Bank Rakyat Indonesia Persero Tbk PT	12,255,269
2,629,912	Gudang Garam Tbk PT	3,471,088
20,881,900	Indofood Sukses Makmur Tbk PT	8,747,695
23,134,915	XL Axiata Tbk PT	3,005,120
		27,479,172
Luxembourg – 1.29%
516,762	Millicom International Cellular SA - SDR(a)	9,259,035
Malaysia – 0.71%
5,061,900	Genting Berhad	5,087,674
Mexico – 6.82%
1,280,455	Cemex SAB de CV Sponsored – ADR(a)	9,923,526
10,521,242	Fibra Uno Administracion SA de CV	18,940,838
3,498,307	Kimberly-Clark de Mexico SAB de CV - Class A	7,863,517

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

Shares		Value
5,642,238	PLA Administradora Industrial S de RL de CV	$12,004,832
512,122	Urbi Desarrollos Urbanos SAB de CV(a)	208,094
		48,940,807
Panama – 3.50%
472,594	Banco Latinoamericano de Comercio Exterior SA – Class E	11,691,976
126,136	Copa Holdings SA – Class A	13,409,518
		25,101,494
Philippines – 1.80%
6,910,539	Bank of the Philippine Islands	12,946,681
Russia – 0.00%
11,121,093	Detsky Mir PJSC(a),(b)	—
236,429	LUKOIL PJSC(b)	—
4,858,073	Mobile TeleSystems PJSC(b)	—
7,919,891	Sberbank of Russia PJSC(b)	—
31,423,480	Sistema AFK PAO(b)	—
		—
Singapore – 2.51%
146,300	DBS Group Holdings Ltd.	3,699,756
5,299,293	Wilmar International Ltd.	14,315,387
		18,015,143
South Africa – 1.31%
1,050,058	Absa Group Ltd.	9,397,567
South Korea – 11.89%
141,994	KT&G Corp.	9,565,876
Shares		Value
26,766	LG H&H Co. Ltd.	$7,352,249
617,350	Samsung Electronics Co. Ltd.	37,471,195
478,373	Shinhan Financial Group Co. Ltd.	14,831,285
148,319	SK Hynix, Inc.	16,187,234
		85,407,839
Taiwan – 9.57%
1,910,620	Chailease Holding Co. Ltd.	12,005,852
2,240,000	Taiwan Semiconductor Manufacturing Co. Ltd.	42,944,276
233,000	Wiwynn Corp.	13,796,051
		68,746,179
Thailand – 2.57%
36,976,481	Jasmine Broadband Internet Infrastructure Fund - Class F(a)	6,770,761
2,962,200	Kasikornbank PCL – Class F	11,716,019
		18,486,780
United Kingdom – 0.96%
849,552	HSBC Holdings Plc	6,872,847
TOTAL COMMON STOCKS (Cost $788,333,244)		$693,458,325
PREFERRED STOCKS – 2.59%
Brazil – 2.59%
2,434,000	Petroleo Brasileiro SA, 2.71%(c)	$18,570,960
TOTAL PREFERRED STOCKS (Cost $8,137,859)		$18,570,960

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.22%
Money Market Funds — 1.22%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.22%(d)	8,784,463	$8,784,462
TOTAL SHORT-TERM INVESTMENTS (Cost $8,784,463)		$8,784,462
Total Investments (Cost $805,255,566) – 100.38%		$720,813,747
Liabilities in Excess of Other Assets – (0.38)%		(2,699,701)
TOTAL NET ASSETS – 100.00%		$718,114,046

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2023

COMMON STOCKS
Aerospace & Defense	3.33%
Air Freight & Logistics	1.56%
Banks	17.59%
Broadline Retail	3.55%
Construction Materials	1.38%
Consumer Staples Distribution & Retail	1.84%
Diversified Consumer Services	1.03%
Diversified Real Estate Investment Trusts	2.64%
Diversified Telecommunication Services	3.48%
Electric Utilities	1.52%
Electrical Equipment	1.59%
Financial Services	3.30%
Food Products	3.21%
Health Care Providers & Services	1.06%
Hotels, Restaurants & Leisure	5.58%
Household Durables	3.28%
Household Products	1.10%
Independent Power And Renewable Electricity Producers	2.63%
Industrial Real Estate Investment Trusts	1.67%
Insurance	3.19%
IT Services	1.58%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.13%
Passenger Airlines	1.87%
Personal Care Products	1.02%
Semiconductors & Semiconductor Equipment	9.81%
Specialty Retail	2.40%
Technology Hardware, Storage & Peripherals	7.14%
Tobacco	1.81%
Wireless Telecommunication Services	5.28%
TOTAL COMMON STOCKS	96.57%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.59%
TOTAL PREFERRED STOCKS	2.59%
SHORT-TERM INVESTMENTS	1.22%
TOTAL INVESTMENTS	100.38%
Liabilities in Excess of Other Assets	(0.38)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 93.90%
Austria – 1.49%
423,037	Addiko Bank AG(a)	$6,234,606
Belgium – 1.00%
500,310	Ontex Group NV(a)	4,205,009
Brazil – 5.90%
4,647,640	Embraer SA(a)	21,253,344
788,200	Neoenergia SA	3,461,663
		24,715,007
Canada – 4.64%
326,862	Corby Spirit and Wine Ltd.	3,224,050
841,525	Dorel Industries, Inc. – Class B(a)	3,969,007
578,014	Heroux-Devtek, Inc.(a)	6,630,552
32,998	Lassonde Industries, Inc. – Class A	3,492,675
174,044	Pason Systems, Inc.	2,123,914
		19,440,198
Chile – 1.15%
74,460,085	Enel Chile SA	4,816,608
China – 1.35%
12,512,900	Boyaa Interactive International Ltd.(a)	913,409
187,000	China Yuchai International Ltd.	1,567,060
7,476,000	Weiqiao Textile Co. – Class H(a)	3,188,202
		5,668,671
France – 5.22%
505,633	Elior Group SA(a),(b)	1,643,175
782,763	Euroapi SA(a)	4,962,931
21,230	LISI(a)	553,110
223,966	LISI SA	5,844,912
44,149	Societe BIC SA	3,065,992
159,902	Vicat SACA	5,807,445
		21,877,565
Germany – 0.84%
71,483	Draegerwerk AG & Co. KGaA	3,527,441
Greece – 0.92%
416,744	Sarantis SA	3,855,341
Shares		Value
Hong Kong – 8.88%
2,059,500	Dickson Concepts International Ltd.	$1,223,805
64,290,000	Emperor Watch & Jewellery Ltd.	1,366,734
21,467,000	First Pacific Co. Ltd.	8,554,130
16,232,020	PAX Global Technology Ltd.	12,574,294
24,976,000	Pico Far East Holdings Ltd.	4,925,666
7,739,500	Yue Yuen Industrial Holdings Ltd.	8,577,778
		37,222,407
Hungary – 1.72%
3,664,335	Magyar Telekom Telecommunications Plc	7,203,746
Ireland – 8.17%
2,087,603	AIB Group Plc	8,940,704
250,771	Avadel Pharmaceuticals Plc – ADR(a)	3,540,887
6,646,732	C&C Group Plc	12,928,666
7,186,120	Greencore Group Plc(a)	8,834,616
		34,244,873
Israel – 0.81%
80,870	Taro Pharmaceutical Industries Ltd.(a)	3,378,749
Italy – 1.90%
261,709	Buzzi SpA	7,959,786
Japan – 13.61%
68,100	Fukuda Denshi Co. Ltd.	3,554,307
615,000	Futaba Corp.(a)	2,280,627
485,800	H.U. Group Holdings, Inc.	9,166,718
975,700	Hachijuni Bank Ltd.	5,424,221
1,253,700	Hyakugo Bank Ltd.	4,735,754
197,400	Kaken Pharmaceutical Co. Ltd.	4,691,817
293,800	Kissei Pharmaceutical Co. Ltd.	6,424,744
549,400	Koatsu Gas Kogyo Co. Ltd.	3,450,818

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

Shares		Value
859,144	Komori Corp.	$6,933,128
296,600	Medipal Holdings Corp.	4,801,482
404,600	Nihon Parkerizing Co. Ltd.	3,255,467
131,400	Oita Bank Ltd.	2,340,059
		57,059,142
Luxembourg – 2.40%
558,006	Millicom International Cellular SA(a)	10,044,108
Mexico – 3.16%
23,747,426	Consorcio ARA SAB de CV	5,132,386
279,501,983	Desarrolladora Homex SAB de CV(a),(c)	213,976
4,198,421	Fibra Uno Administracion SA de CV	7,558,196
806,929	Urbi Desarrollos Urbanos SAB de CV(a),(c)	327,885
		13,232,443
Panama – 2.02%
342,836	Banco Latinoamericano de Comercio Exterior SA – Class E	8,481,763
Slovenia – 1.96%
406,612	Nova Ljubljanska Banka – GDR(b)	7,608,505
32,369	Nova Ljubljanska Banka – GDR	605,687
		8,214,192
South Korea – 2.97%
112,084	Binggrae Co. Ltd.	4,751,489
165,687	S-1 Corp.	7,693,874
		12,445,363
Shares		Value
Spain – 4.23%
1,212,861	Lar Espana Real Estate Socimi SA	$8,234,468
10,106,344	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,494,521
		17,728,989
Switzerland – 3.02%
323,049	Montana Aerospace AG(a),(b)	6,783,241
51,841	Sulzer AG Registered	5,298,609
5,158	Valiant Holding AG Registered	585,277
		12,667,127
United Kingdom – 16.54%
1,483,383	Balfour Beatty Plc	6,262,311
9,576,950	ITV Plc	7,707,286
2,562,961	J Sainsbury Plc	9,881,301
1,913,735	LSL Property Services Plc	6,293,504
1,981,167	Marks & Spencer Group Plc	6,865,949
4,337,500	Mitie Group Plc	5,490,093
3,250,718	Rolls-Royce Holdings Plc(a)	12,399,444
377,313	St James's Place Plc	3,282,739
1,414,164	Yellow Cake Plc(a),(b)	11,148,861
		69,331,488
TOTAL COMMON STOCKS (Cost $351,986,757)		$393,554,622
PREFERRED STOCKS – 4.35%
Germany – 1.99%
145,993	Draegerwerk AG & Co. KGaA(d)	$8,363,056
Spain – 2.36%
853,973	Grifols SA – ADR(a)	9,871,928
TOTAL PREFERRED STOCKS (Cost $14,285,141)		$18,234,984

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.74%
Money Market Funds — 2.74%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.22%(e)	11,477,336	$11,477,336
TOTAL SHORT-TERM INVESTMENTS (Cost $11,477,336)		$11,477,336
Total Investments (Cost $377,749,234) – 100.99%		$423,266,942
Liabilities in Excess of Other Assets – (0.99)%		(4,148,249)
TOTAL NET ASSETS – 100.00%		$419,118,693

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $27,183,782 which represented 6.49% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of December 31, 2023.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2023

COMMON STOCKS
Aerospace & Defense	12.76%
Banks	8.70%
Beverages	3.85%
Capital Markets	0.78%
Chemicals	1.60%
Commercial Services & Supplies	3.88%
Construction & Engineering	1.49%
Construction Materials	3.29%
Consumer Staples Distribution & Retail	4.00%
Diversified Real Estate Investment Trusts	3.76%
Diversified Telecommunication Services	1.72%
Electric Utilities	1.98%
Electrical Equipment	0.54%
Electronic Equipment, Instruments & Components	3.00%
Energy Equipment & Services	0.51%
Entertainment	0.22%
Financial Services	2.02%
Food Products	6.11%
Health Care Equipment & Supplies	1.69%
Health Care Providers & Services	3.34%
Hotels, Restaurants & Leisure	0.39%
Household Durables	2.31%
Insurance	2.27%
Machinery	3.28%
Media	3.01%
Personal Care Products	1.92%
Pharmaceuticals	5.49%
Real Estate Management & Development	1.50%
Specialty Retail	0.62%
Textiles, Apparel & Luxury Goods	2.81%
Trading Companies & Distributors	2.66%
Wireless Telecommunication Services	2.40%
TOTAL COMMON STOCKS	93.90%
PREFERRED STOCKS
Biotechnology	2.36%
Health Care Equipment & Supplies	1.99%
TOTAL PREFERRED STOCKS	4.35%
SHORT-TERM INVESTMENTS	2.74%
TOTAL INVESTMENTS	100.99%
Liabilities in Excess of Other Assets	(0.99)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2023 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 94.04%
Aerospace & Defense – 16.43%
30,216	Embraer SA Sponsored – ADR(a)	$557,485
3,934	Moog, Inc. – Class A	569,565
3,589	National Presto Industries, Inc.	288,125
45,855	Park Aerospace Corp.	674,068
9,958	Spirit AeroSystems Holdings Inc. – Class A(a)	316,465
		2,405,708
Banks – 2.81%
10,176	Eagle Bancorp Montana, Inc.	160,679
7,735	National Bankshares, Inc.	250,227
		410,906
Biotechnology – 1.25%
14,582	Eagle Pharmaceuticals, Inc.(a)	76,264
11,508	PDL BioPharma, Inc.(a),(b)	1,871
477	United Therapeutics Corp.(a)	104,887
		183,022
Chemicals – 1.78%
4,079	Scotts Miracle-Gro Co.	260,036
Commercial Services & Supplies – 3.82%
34,985	Healthcare Services Group, Inc.(a)	362,795
1,077	UniFirst Corp.	196,994
		559,789
Communications Equipment – 5.86%
46,359	NETGEAR, Inc.(a)	675,914
62,637	Ribbon Communications, Inc.(a)	181,648
		857,562
Construction & Engineering – 1.75%
51,883	Orion Group Holdings, Inc.(a)	256,302
Construction Materials – 1.65%
15,856	Buzzi SpA - ADR	241,187
Consumer Staples Distribution & Retail – 2.66%
4,509	Ingles Markets, Inc. – Class A	389,442
Shares		Value
Electronic Equipment, Instruments & Components – 3.27%
50,309	Arlo Technologies, Inc.(a)	$478,942
Energy Equipment & Services – 4.18%
26,289	Dril-Quip, Inc.(a)	611,745
Health Care Equipment & Supplies – 2.70%
30,047	LENSAR, Inc.(a)	105,465
3,450	Utah Medical Products, Inc.	290,559
		396,024
Health Care Providers & Services – 1.73%
19,216	Pediatrix Medical Group, Inc.(a)	178,709
3,337	Premier, Inc. – Class A	74,615
		253,324
Household Durables – 0.94%
29,095	Dorel Industries, Inc. – Class B(a)	137,221
Insurance – 3.85%
23,475	Crawford & Co. – Class A	309,401
6,839	Mercury General Corp.	255,163
		564,564
Leisure Products – 1.66%
28,960	American Outdoor Brands, Inc.(a)	243,264
Machinery – 12.82%
5,129	Flowserve Corp.	211,417
37,033	Graham Corp.(a)	702,516
13,702	Hurco Companies, Inc.	295,004
14,587	Kennametal, Inc.	376,199
13,314	L.B. Foster Co. – Class A(a)	292,775
		1,877,911
Multi-Utilities – 1.99%
8,149	Avista Corp.	291,245
Office Real Estate Investment Trusts – 2.02%
15,393	Equity Commonwealth	295,546
Oil, Gas & Consumable Fuels – 4.56%
3,689	Chesapeake Energy Corp.	283,832
16,877	World Kinect Corp.	384,458
		668,290

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

Shares		Value
Personal Care Products – 3.71%
14,850	Edgewell Personal Care Co.	$543,955
Pharmaceuticals – 8.94%
10,238	Avadel Pharmaceuticals Plc – ADR(a)	144,560
28,991	Elanco Animal Health, Inc.(a)	431,966
29,181	Phibro Animal Health Corp. – Class A	337,916
6,454	Prestige Consumer Healthcare, Inc.(a)	395,114
		1,309,556
Software – 1.67%
19,624	SolarWinds Corp.(a)	245,104
Shares		Value
Textiles, Apparel & Luxury Goods – 1.99%
65,239	Hanesbrands, Inc.(a)	$290,966
TOTAL COMMON STOCKS (Cost $12,153,140)		$13,771,611
INVESTMENT COMPANIES – 2.09%
Trading Companies & Distributors – 2.09%
14,366	Sprott Physical Uranium Trust	$306,391
TOTAL INVESTMENT COMPANIES (Cost $162,647)		$306,391

	Shares	Value
SHORT-TERM INVESTMENTS – 3.43%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.22%, (c)	502,373	$502,373
TOTAL SHORT-TERM INVESTMENTS (Cost $502,373)		$502,373
Total Investments (Cost $12,818,160) – 99.56%		$14,580,375
Other Assets in Excess of Liabilities – 0.44%		64,070
TOTAL NET ASSETS – 100.00%		$14,644,445

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	The rate shown is the annualized seven day yield as of December 31, 2023.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — December 31, 2023

COMMON STOCKS
Brazil	3.81%
Canada	0.94%
Ireland	0.98%
Italy	1.65%
United States	86.66%
TOTAL COMMON STOCKS	94.04%
INVESTMENT COMPANIES
Canada	2.09%
TOTAL INVESTMENT COMPANIES	2.09%
SHORT-TERM INVESTMENTS	3.43%
TOTAL INVESTMENTS	99.56%
Other Assets in Excess of Liabilities	0.44%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Home Construction – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	1,564	$ 635
TOTAL COMMON STOCKS (Cost $292,050)		$635

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 6.59%
Federal Home Loan Mortgage Corporation – 3.46%
Pool A9-3505 4.500%, 8/1/2040	$42,512	$ 42,565
Pool G0-6018 6.500%, 4/1/2039	11,166	11,628
Pool G1-8578 3.000%, 12/1/2030	447,396	430,232
Pool SD-2873 3.000%, 1/1/2052	2,244,173	2,007,559
Pool SD-8001 3.500%, 7/1/2049	204,640	190,352
Pool SD-8003 4.000%, 7/1/2049	203,154	195,221
		2,877,557
Federal National Mortgage Association – 3.13%
Pool 934124 5.500%, 7/1/2038	35,220	36,300
Pool AL9865 3.000%, 2/1/2047	659,508	599,034
Pool AS6201 3.500%, 11/1/2045	184,954	172,830
Pool BJ2553 3.500%, 12/1/2047	207,028	193,454
Pool BN6683 3.500%, 6/1/2049	351,463	327,536
Pool CA0483 3.500%, 10/1/2047	669,765	627,916
Pool CA1624 3.000%, 4/1/2033	419,009	398,974
Pool MA0918 4.000%, 12/1/2041	94,462	92,002
Pool MA3687 4.000%, 6/1/2049	160,137	153,917
Pool MA3695 3.000%, 7/1/2034	5,368	5,091
		2,607,054
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $5,419,475)		$5,484,611
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 5.872%, 10/25/2036(b)	$ 269	$ 236
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $266)		$236
US GOVERNMENTS – 55.73%
Sovereign Government – 55.73%
United States Treasury Bond
4.750%, 2/15/2037	$ 6,500,497	$ 7,133,026
3.500%, 2/15/2039	2,082,289	1,978,825
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Principal Amount	Value
3.750%, 11/15/2043	$ 7,736,874	$ 7,257,248
3.000%, 5/15/2047	3,479,223	2,854,186
		19,223,285
United States Treasury Note
2.375%, 8/15/2024	3,260,000	3,206,770
2.250%, 2/15/2027	8,107,255	7,700,309
2.375%, 5/15/2029	10,501,090	9,744,684
1.625%, 5/15/2031	7,526,124	6,466,881
		27,118,644
TOTAL US GOVERNMENTS (Cost $48,731,482)		$46,341,929
CONVERTIBLE BONDS – 1.81%
Software – 1.81%
MicroStrategy, Inc. 0.000%, 2/15/2027(c)	$1,741,219	$ 1,505,110
TOTAL CONVERTIBLE BONDS (Cost $1,435,750)		$1,505,110
CORPORATE BONDS – 28.25%
Asset Management – 1.01%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), (d)	$850,225	$ 838,796
Automotive – 1.19%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	423,842	405,719
2.700%, 8/10/2026	628,842	582,657
		988,376
Banking – 5.50%
Bank of America Corp. 4.450%, 3/3/2026	1,412,221	1,397,202
Citigroup, Inc. 4.400%, 6/10/2025	1,233,222	1,217,360
Fifth Third Bancorp 8.250%, 3/1/2038	230,381	273,017
USB Capital IX 6.675% (CME Term SOFR 3M + 1.282%, minimum of 6.675%), Perpetual, 2/5/2024	2,129,060	1,689,942
		4,577,521
Cable & Satellite – 0.40%
Charter Communications Operating LLC 4.908%, 7/23/2025	339,305	336,139
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Principal Amount	Value
Commercial Support Services – 2.26%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(e)	$844,223	$ 847,845
6.250%, 1/15/2028(e)	1,038,685	1,033,501
		1,881,346
Containers & Packaging – 0.56%
Sealed Air Corp. 4.000%, 12/1/2027(e)	494,612	464,043
Electric Utilities – 1.67%
American Transmission Systems, Inc. 2.650%, 1/15/2032(e)	677,534	574,274
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	257,651
FirstEnergy Corp. 7.375%, 11/15/2031	474,612	559,906
		1,391,831
Food – 0.91%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	836,533	755,575
Health Care Facilities & Services – 1.41%
Tenet Healthcare Corp. 4.875%, 1/1/2026	1,185,068	1,171,970
Home Construction – 2.33%
PulteGroup, Inc. 5.500%, 3/1/2026	1,127,684	1,138,256
Toll Brothers Finance Corp. 4.875%, 11/15/2025	807,766	801,990
		1,940,246
Household Products – 1.10%
Coty, Inc. 5.000%, 4/15/2026(e)	926,594	911,563
Institutional Financial Services – 0.71%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), (d)	658,842	587,099
Internet Media & Services – 2.93%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	145,038
3.250%, 2/15/2030	371,151	340,724
Meta Platforms, Inc. 4.950%, 5/15/2033	745,456	771,132
Netflix, Inc. 4.375%, 11/15/2026	1,186,608	1,180,958
		2,437,852
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Principal Amount	Value
Leisure Facilities & Services – 1.10%
Travel + Leisure Co. 6.625%, 7/31/2026(e)	$906,839	$ 915,907
Oil & Gas Producers – 1.76%
Hess Midstream Operations LP 4.250%, 2/15/2030(e)	416,689	383,354
Range Resources Corp. 4.875%, 5/15/2025	1,089,223	1,075,782
		1,459,136
REIT – 0.87%
Iron Mountain, Inc.
4.875%, 9/15/2027(e)	702,228	685,351
4.875%, 9/15/2027	38,767	37,835
		723,186
Software – 1.63%
VMware LLC
4.500%, 5/15/2025	237,153	234,808
3.900%, 8/21/2027	1,153,760	1,117,340
		1,352,148
Telecommunications – 0.91%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(e)	415,516	413,848
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	344,931
		758,779
TOTAL CORPORATE BONDS (Cost $23,899,211)		$23,491,513
FOREIGN ISSUER BONDS – 2.45%
Chemicals – 0.84%
Methanex Corp.
5.125%, 10/15/2027	$283,229	$ 276,730
5.250%, 12/15/2029	441,689	424,971
		701,701
Oil, Gas Services & Equipment – 0.45%
Transocean, Inc. 8.750%, 2/15/2030(e)	353,836	369,754
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 1.16%
SoftBank Group Corp. 4.750%, 9/19/2024	$200,000	$ 196,796
Telecom Italia Capital SA 6.375%, 11/15/2033	787,302	769,784
		966,580
TOTAL FOREIGN ISSUER BONDS (Cost $2,130,813)		$2,038,035
ASSET BACKED SECURITIES – 1.33%
Specialty Finance – 1.33%
SLM Private Credit Student Loan Trust Series 2004-B, 6.077%, (CME Term SOFR 3M + 0.692%), 9/15/2033	$342,214	$ 334,021
SLM Private Credit Student Loan Trust Series 2005-A, 5.956%, (CME Term SOFR 3M + 0.572%), 12/15/2038	264,473	256,548
SLM Private Credit Student Loan Trust Series 2006-A, 5.936%, (CME Term SOFR 3M + 0.552%), 6/15/2039	376,508	362,389
SLM Private Credit Student Loan Trust Series 2007-A, 5.886%, (CME Term SOFR 3M + 0.502%), 12/16/2041	155,092	150,649
TOTAL ASSET BACKED SECURITIES (Cost $1,072,960)		$1,103,607

	Shares	Value
SHORT-TERM INVESTMENTS – 4.05%
Money Market Funds – 4.05%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.22%(f)	3,365,728	$ 3,365,728
TOTAL SHORT-TERM INVESTMENTS (Cost $3,365,728)		$3,365,728
Total Investments (Cost $86,347,735) – 100.21%		$83,331,404
Liabilities in Excess of Other Assets – (0.21)%		(170,594)
Total Net Assets – 100.00%		$83,160,810

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Zero coupon bond.
(d)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

(e)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,599,440 which represented 7.94% of the net assets of the Fund.
(f)	The rate shown is the annualized seven day yield as of December 31, 2023.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.
The International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6.  The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations $5 billion or less. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Advisor.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2023, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $692,100,992, $21,820,538, $555,524,348 and $225,664,996 that represent 91.38%, 48.32%, 77.36% and 53.84% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of December 31, 2023, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$—	$58,777,828	$—	$58,777,828
Consumer Discretionary	—	90,860,200	—	90,860,200
Consumer Staples	—	135,168,719	—	135,168,719
Energy	—	31,736,113	—	31,736,113
Financials	8,523,767	110,330,478	—	118,854,245
Health Care	—	117,526,726	—	117,526,726
Industrials	17,157,633	35,001,743	—	52,159,376
Materials	9,597,677	26,911,468	—	36,509,145
Real Estate	11,039,902	—	—	11,039,902
Technology	—	44,745,063	—	44,745,063
Utilities	—	10,703,470	—	10,703,470
Total Common Stocks	46,318,979	661,761,808	—	708,080,787
Preferred Stocks
Energy	—	15,503,776	—	15,503,776
Health Care	—	14,835,408	—	14,835,408
Total Preferred Stocks	—	30,339,184	—	30,339,184
Short-Term Investments	15,935,142	—	—	15,935,142
Total Investments in Securities	$62,254,121	$692,100,992	$—	$754,355,113

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$1,408,090	$1,539,330	$—	$2,947,420
Consumer Discretionary	495,661	3,794,568	—	4,290,229
Consumer Staples	—	2,816,215	—	2,816,215
Energy	1,628,218	1,784,812	—	3,413,030
Financials	7,067,489	3,829,367	—	10,896,856
Health Care	5,892,681	2,754,260	—	8,646,941
Industrials	1,908,442	1,983,178	—	3,891,620
Materials	585,774	1,554,934	—	2,140,708
Real Estate	671,498	—	—	671,498
Technology	2,283,006	2,156,728	—	4,439,734
Total Common Stocks	21,940,859	22,213,392	—	44,154,251
Preferred Stocks
Health Care	511,704	—	—	511,704
Technology	—	28,767	—	28,767
Total Preferred Stocks	511,704	28,767	—	540,471
Short-Term Investments	455,822	—	—	455,822
Total Investments in Securities	$22,908,385	$22,242,159	$—	$45,150,544
Emerging Markets Fund
Common Stocks
Communication Services	$10,695,192	$52,179,251	$—	$62,874,443
Consumer Discretionary	—	113,702,906	—	113,702,906
Consumer Staples	16,611,212	47,881,275	—	64,492,487
Energy	—	—	—	—
Financials	21,089,543	151,779,045	—	172,868,588
Health Care	—	7,612,167	—	7,612,167
Industrials	48,544,920	11,437,737	—	59,982,657
Materials	9,923,526	8,140,024	—	18,063,550
Real Estate	30,945,670	—	—	30,945,670
Technology	—	133,091,464	—	133,091,464
Utilities	—	29,824,393	—	29,824,393
Total Common Stocks	137,810,063	555,648,262	—	693,458,325
Preferred Stocks
Energy	—	18,570,960	—	18,570,960
Short-Term Investments	8,784,462	—	—	8,784,462
Total Investments in Securities	$146,594,525	$574,219,222	$—	$720,813,747

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Communication Services	$18,161,263	$12,632,952	$—	$30,794,215
Consumer Discretionary	15,094,110	10,548,838	—	25,642,948
Consumer Staples	32,335,348	34,257,878	—	66,593,226
Energy	2,123,914	—	—	2,123,914
Financials	24,816,577	32,917,259	—	57,733,836
Health Care	10,447,077	33,601,999	—	44,049,076
Industrials	38,435,228	64,769,930	—	103,205,158
Materials	—	20,473,516	—	20,473,516
Real Estate	22,086,168	—	—	22,086,168
Technology	—	12,574,294	—	12,574,294
Utilities	4,816,608	3,461,663	—	8,278,271
Total Common Stocks	168,316,293	225,238,329	—	393,554,622
Preferred Stocks
Health Care	9,871,928	8,363,056	—	18,234,984
Short-Term Investments	11,477,336	—	—	11,477,336
Total Investments in Securities	$189,665,557	$233,601,385	$—	$423,266,942
Small Cap Value Fund
Common Stocks
Consumer Discretionary	$671,451	$—	$—	$671,451
Consumer Staples	933,397	—	—	933,397
Energy	1,280,035	—	—	1,280,035
Financials	975,470	—	—	975,470
Health Care	2,140,055	—	1,871	2,141,926
Industrials	5,099,710	—	—	5,099,710
Materials	260,036	241,187	—	501,223
Real Estate	295,546	—	—	295,546
Technology	1,581,608	—	—	1,581,608
Utilities	291,245	—	—	291,245
Total Common Stocks	13,528,553	241,187	1,871	13,771,611
Investment Companies
Financials	306,391	—	—	306,391
Short-Term Investments	502,373	—	—	502,373
Total Investments in Securities	$14,337,317	$241,187	$1,871	$14,580,375

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Core Plus Fund
Common Stocks
Consumer Discretionary	$—	$635	$—	$635
Asset Backed Securities	—	1,103,607	—	1,103,607
Corporate Bonds	—	23,491,513	—	23,491,513
Government Securities	—	46,341,929	—	46,341,929
Convertible Bonds
Technology	—	1,505,110	—	1,505,110
Foreign Issuer Bonds
Energy	—	369,754	—	369,754
Materials	—	701,701	—	701,701
Telecommunications	—	966,580	—	966,580
Total Foreign Issuer Bonds	—	2,038,035	—	2,038,035
Mortgage Backed Securities	—	5,484,847	—	5,484,847
Short-Term Investments	3,365,728	—	—	3,365,728
Total Investments in Securities	$3,365,728	$79,965,676	$—	$83,331,404
There were no Level 3 securities in the Global, International Small Cap and Core Plus Funds at the beginning or during the period presented.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the International Fund:
	Balance As Of September 30, 2023	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance As Of December 31, 2023
Preferred stocks
Russia	$—	$—	$—	$—	$—	$—	$—	$—
Common Stocks
Russia	—	—	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—	$—	$—
The International Fund held two level 3 securities with a fair value of $0 as of December 31, 2023 that were valued using prices provided by the Fund’s investment advisor.
	Fair Value at December 31, 2023	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Preferred stocks
Russia	$—	Market Approach	Market Discount Rate	100%
Common Stocks
Russia	—	Market Approach	Market Discount Rate	100%
The significant unobservable inputs that can be used in the fair value measurement are: Market Discount Rate. Significant decreases in Market Discount Rate would have resulted in a significantly higher fair value measurement.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the Emerging Markets Fund:
	Balance As Of September 30, 2023	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance As Of December 31, 2023
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—
The Emerging Markets Fund held five level 3 securities with a fair value of $0 as of December 31, 2023 that were valued using prices provided by the Fund’s investment advisor.
	Fair Value at December 31, 2023	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Common Stocks
Russia	$—	Market Approach	Market Discount Rate	100%
The significant unobservable inputs that can be used in the fair value measurement are: Market Discount Rate. Significant decreases in Market Discount Rate would have resulted in a significantly higher fair value measurement.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the Small Cap Value Fund:
	Balance As Of September 30, 2023	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance As Of December 31, 2023
Common Stocks
United States	$1,871	$—	$—	$—	$—	$—	$—	$1,871
Total	$1,871	$—	$—	$—	$—	$—	$—	$1,871
The Small Cap Value Fund held one level 3 security with a fair value of $1,871 as of December 31, 2023. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from September 30, 2023 through December 31, 2023:
International Small Cap Fund
Issuer Name	Value At September 30, 2023	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At December 31, 2023	Dividend Income
Desarrolladora Homex SAB de CV	$192,456	$—	$—	$—	$21,520	$213,976	$—
Urbi Desarrollos Urbanos SAB de CV	319,484	—	—	—	8,401	327,885	—
	$511,940	$—	$—	$—	$29,921	$541,861	$—
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.